Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Certain Payments Over the Next Five Years

Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2024	2025	2026	2027	2028	Thereafter	Total
Long-term debt (1)	$-	$107.5	$-	$117.4	$-	$-	$224.9
Transportation	9.5	7.3	6.1	4.6	3.7	7.8	39.0
Interest obligations	23.3	17.9	14.0	14.0	-	-	69.2
Office lease (existing)	10.0	0.8	-	-	-	-	10.8
Lease liability	1.9	2.0	1.6	1.3	0.7	4.8	12.3
Decommissioning liability	23.4	21.8	20.2	18.7	17.4	71.0	172.5
Total	$68.1	$157.3	$41.9	$156.0	$21.8	$83.6	$528.7

(1)
The 2025 figure includes our syndicated credit facility which has a term-out date of May 2025. The 2027 figure includes our senior unsecured notes due in July 2027. Refer to Note 5 for further details. Historically, the Company has successfully renewed its syndicated credit facility.